W. John McGuire

Partner

+1.202.373.6799

john.mcguire@morganlewis.com

August 23, 2024

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The 2023 ETF Series Trust: Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File Nos. 333-272579 and 811-23883)

Ladies and Gentlemen:

On behalf of our client, The 2023 ETF Series Trust (the “Registrant”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A, together with all exhibits thereto (Amendment No. 4 to the Registrant’s registration statement under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is to register the Pacific NoS Global EM Equity Active ETF as a new series of the Trust.

Please contact me at (202) 373-6799 should you have any questions or comments.

Very truly yours,

/s/ W. John McGuire
W. John McGuire

cc:	Christopher Menconi
Matthew Wolock

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001